Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3668

                         The Wright Managed Income Trust
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

               Two International Place, Boston, Massachusetts 02110
             ---------------------------------------------------------
                    (Address of Principal Executive Offices)

                                Janet E. Sanders
               Two International Place, Boston, Massachusetts 02110
             ----------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                         ---------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                            -------------------------
                             Date of Fiscal Year End

                               March 31, 2009
                            -------------------------
                            Date of Reporting Period

 ------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS

WRIGHT TOTAL RETURN BOND FUND (WTRB)
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS - AS OF MARCH 31, 2009 (UNAUDITED)

Face                                                                    Coupon        Maturity
Amount            Description                                            Rate           Date           Value
--------------------------------------------------------------------------------------------------------------------------------


ASSET-BACKED SECURITIES - 2.8%
$   155,000      AEP Texas Central Transition Funding LLC,
                    Series 2006-A, Class A                               4.980%       07/01/13     $   162,915
    270,000      Citibank Credit Card Issuance Trust,
                    Series 2009-A1, Class A1                             2.551% (1)   03/17/14         269,662
    180,000       PSE&G Transition Funding LLC,
                    Series 2001-1, Class A7                              6.750%       06/15/16         202,934
                                                                                                     ----------
Total Asset-Backed Securities (identified cost, $617,665)                                          $   635,511
                                                                                                     ----------


COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.3%
$   220,000       Citigroup Commercial Mortgage Trust,
                    Series 2004-C2, Class A5                             4.733%       10/15/41     $   175,249
    285,000       CS First Boston Mortgage Securities Corp.,
                  Series 2003-C3,Class A5                                3.936%       05/15/38         246,323
    330,000       JP Morgan Chase Commercial Mortgage Securities Corp.,
                     Series 2004-C3, Class A5                            4.878%       01/15/42         259,587
    265,000       Lehman Brothers UBS, Series 2006-C6, Class A4          5.372%       09/15/39         191,530
    270,000       Merrill Lynch Mortgage Trust, Series 2005-LC1,
                     Class A4                                            5.291% (1)   01/12/44         208,235
    420,000       Merrill Lynch/Countrywide Commercial Mortgage Trust,
                     Series 2006-2, Class A4                             6.104% (1)   06/12/46         300,500
    124,744       Salomon Brothers Mortgage Securities VII,
                     Series 2002-KEY2,Class A2                           4.467%       03/18/36         119,006
    146,202       Wells Fargo Mortgage Backed Securities Trust,
                     Series 2004-K, Class 1A2                            4.472%       07/25/34         121,018
                                                                                                    ------------
Total Commercial Mortgage-Backed Securities (identified cost, $2,008,197)                          $ 1,621,448
                                                                                                    ------------


NON-AGENCY MORTGAGE-BACKED SECURITIES - 1.3%
$   234,067       First Horizon Alternative Mortgage Securities,
                     Series 2005-AA10,  Class 1A2                        5.392% (1)   12/25/35     $    70,948
    359,801       First Horizon Asset Securities Inc,
                     Series 2007-AR2, Class 1A1                          5.846% (1)   06/25/37         208,349
                                                                                                     ------------
Total Non-Agency Mortgage-Backed Securities (identified cost, $593,868)                            $   279,297
                                                                                                     ------------


CORPORATE BONDS - 35.6%

AEROSPACE -- 0.5%
$   115,000       Lockheed Martin Corp.                                  8.200%       12/01/09     $   117,512

AUTOMOBILE -- 0.5%
$   110,000       PACCAR, Inc.                                           6.875%       02/15/14     $   114,681

BANKS & MISCELLANEOUS FINANCIAL -- 5.0%
$    60,000       American Express Credit Corp.                          7.300%       08/20/13     $    55,746
    125,000       Bear Stearns Cos. Inc. (The)                           4.550%       06/23/10         123,416
    115,000       Citigroup, Inc.                                        6.125%       11/21/17          99,865
    110,000       Credit Suisse USA, Inc.                                6.125%       11/15/11         112,101
    115,000       Goldman Sachs Group, Inc. (The)                        6.150%       04/01/18         105,219
    235,000       HSBC Finance Corp.                                     6.375%       10/15/11         203,277
    125,000       Merrill Lynch & Co., Inc.                              6.050%       05/16/16          76,772
    100,000       Morgan Stanley                                         5.300%       03/01/13          96,239
    200,000       Royal Bank of Scotland Group PLC                       7.648% (1)   08/31/49          90,136
     55,000       SunTrust Banks, Inc.                                   6.000%       09/11/17          48,924
    110,000       Wells Fargo & Co.                                      4.375%       01/31/13         102,614

CABLE TV -- 1.0%
$   100,000       Comcast Cable Communications Holdings                  5.875%       02/15/18     $    95,240
    125,000       Time Warner, Inc.                                      5.875%       11/15/16         118,480

CHEMICALS -- 0.5%
$   100,000       Lubrizol Corp.                                         8.875%       02/01/19     $   103,012

COMMUNICATIONS EQUIPMENT -- 0.6%
$   140,000       Harris Corp.                                           5.000%       10/01/15     $   123,970

COMPUTERS & PERIPHERALS -- 0.5%
$   105,000       International Business Machines Corp.                  7.625%       10/15/18     $   120,665

DIVERSIFIED FINANCIALS -- 4.9%
$   240,000       Ameriprise Financial, Inc.                             5.350%       11/15/10     $   223,015
     75,000       CIT Group, Inc.                                        7.625%       11/30/12          55,243
    110,000       Daimler Finance North America LLC                      6.500%       11/15/13          99,762
    225,000       General Electric Capital Corp.                         6.750%       03/15/32         182,926
     90,000       Genworth Global Funding Trusts                         5.200%       10/08/10          76,420
    245,000       International Lease Finance Corp.                      5.875%       05/01/13         131,474
    110,000       John Deere Capital Corp.                               5.250%       10/01/12         111,158
    210,000       National Rural Utilities Cooperative Finance Corp.     7.250%       03/01/12         218,301

DIVERSIFIED MANUFACTURING -- 0.7%
$   110,000       Honeywell International, Inc.                          3.875%       02/15/14     $   111,067
     55,000       Tyco International Finance SA                          8.500%       01/15/19          56,864

ELECTRIC UTILITIES -- 3.5%
$   115,000       American Electric Power                                5.250%       06/01/15     $   107,725
    110,000       Consolidated Edison Co. of New York, Inc.              7.125%       12/01/18         117,210
     90,000       Dominion Resources, Inc.                               6.300%       03/15/33          80,391
    100,000       Duke Cap Corp.                                         7.500%       10/01/09         101,707
    115,000       FPL Group Capital, Inc.                                7.300% (1)   09/01/67          85,798
     55,000       Hawaiian Electric Industries, Inc.                     6.141%       08/15/11          54,958
     50,000       Pacific Gas & Electric Co.                             8.250%       10/15/18          59,030
    115,000       PSI Energy, Inc.                                       5.000%       09/15/13         114,983
     60,000       Public Service Electric & Gas Co.                      5.300%       05/01/18          60,596

FOOD - RETAIL -- 0.8%
$   115,000       Kraft Foods, Inc.                                      6.000%       02/11/13     $   121,256
     50,000       Safeway, Inc.                                          6.500%       03/01/11          52,459

FOOD, BEVERAGE & TOBACCO -- 2.6%
$    55,000       Altria Group, Inc.                                     9.700%       11/10/18     $    59,963
    115,000       Coca-Cola Co. (The)                                    3.625%       03/15/14         117,456
     55,000       Diageo Capital PLC                                     7.375%       01/15/14          60,490
     55,000       General Mills, Inc.                                    6.000%       02/15/12          58,012
     40,000       PepsiAmericas, Inc.                                    4.375%       02/15/14          40,039
    100,000       PepsiCo, Inc.                                          7.900%       11/01/18         123,082
    105,000       Philip Morris International, Inc.                      6.875%       03/17/14         113,759

HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
$   115,000       Avon Products, Inc.                                    5.625%       03/01/14     $   116,221

INFORMATION TECHNOLOGY -- 0.9%
$   195,000       Oracle Corp.                                           5.000%       01/15/11     $   204,524

INSURANCE -- 1.8%
$   130,000       Fund American Cos., Inc.                               5.875%       05/15/13     $    99,891
    125,000       MetLife, Inc.                                          5.000%       06/15/15         102,978
    200,000       St. Paul Travelers                                     5.500%       12/01/15         194,665

MEDIA -- 0.4%
$    95,000       McGraw-Hill Cos. Inc.(The)                             5.900%       11/15/17     $    83,205

MEDICAL -- 2.8%
$   245,000       Bristol-Myers Squibb Co.                               5.875%       11/15/36     $   234,672
     40,000       McKesson Corp.                                         6.500%       02/15/14          41,417
    100,000       Medtronic, Inc.                                        4.500%       03/15/14         102,652
     30,000       Pfizer, Inc.                                           4.450%       03/15/12          30,836
    115,000       WellPoint, Inc.                                        5.875%       06/15/17         108,280
    115,000       Wyeth                                                  5.500%       02/01/14         120,926

MINING -- 0.4%
$    80,000       Barrick Gold Financeco LLC                             6.125%       09/15/13     $    82,369

OIL & GAS -- 3.4%
$   105,000       Baker Hughes, Inc.                                     7.500%       11/15/18     $   119,542
    110,000       Canadian Natural Resources, Ltd.                       5.700%       05/15/17          98,230
    120,000       EnCana Corp.                                           5.900%       12/01/17         113,447
     80,000       Halliburton Co.                                        6.700%       09/15/38          74,262
     35,000       Marathon Oil Corp.                                     6.500%       02/15/14          35,571
    100,000       Sempra Energy                                          6.000%       02/01/13         101,685
    170,000       TransCanada Pipelines, Ltd.                            6.500%       08/15/18         169,853
     55,000       Valero Energy Corp.                                    9.375%       03/15/19          56,872

RETAIL -- 0.5%
$   120,000       Home Depot, Inc.                                       5.200%       03/01/11     $   120,742

SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 0.7%
$   165,000       Applied Materials, Inc.                                7.125%       10/15/17     $   154,552

TELECOMMUNICATIONS -- 2.6%
$    95,000       AT&T Wireless Services, Inc.                           7.875%       03/01/11     $   101,553
     70,000       British Telecom PLC                                    9.125%       12/15/30          63,765
    100,000       Deutsche Telekom International Finance BV              8.500%       06/15/10         104,488
    120,000       France Telecom SA                                      7.750%       03/01/11         128,576
    175,000       Verizon Global Funding Corp.                           7.750%       12/01/30         178,772

TRANSPORTATION -- 0.5%
$   125,000       Burlington Northern Santa Fe Corp.                     5.650%       05/01/17     $   123,205
                                                                                                  ------------

Total Corporate Bonds (identified cost, $8,527,612)                                                $ 7,970,764
                                                                                                  ------------


CONVERTIBLE BONDS - 0.5%
$   125,000     National City Corp.                                      4.000%       02/01/11     $   114,531
                                                                                                  ------------
Total Convertible Bonds (identified cost, $111,685)                                                $   114,531
                                                                                                  ------------

U.S. GOVERNMENT INTERESTS - 50.9%

AGENCY MORTGAGE-BACKED SECURITIES  -- 44.7%
$   242,034       FHLMC Gold Pool #A32600                                5.500%       05/01/35     $   251,727
    157,797       FHLMC Gold Pool #B12271                                5.000%       02/01/19         164,886
     61,289       FHLMC Gold Pool #C01646                                6.000%       09/01/33          64,376
     45,323       FHLMC Gold Pool #C27663                                7.000%       06/01/29          49,223
    145,404       FHLMC Gold Pool #C47318                                7.000%       09/01/29         159,124
    549,746       FHLMC Gold Pool #C55780                                6.000%       01/01/29         580,094
    346,570       FHLMC Gold Pool #C66878                                6.500%       05/01/32         368,184
    217,904       FHLMC Gold Pool #C91046                                6.500%       05/01/27         230,560
     76,553       FHLMC Gold Pool #D66753                                6.000%       10/01/23          79,325
     13,372       FHLMC Gold Pool #E00903                                7.000%       10/01/15          14,118
    332,143       FHLMC Gold Pool #G01035                                6.000%       05/01/29         349,908
    230,410       FHLMC Gold Pool #G02478                                5.500%       12/01/36         239,386
    267,779       FHLMC Gold Pool #H19018                                6.500%       08/01/37         278,908
    242,622       FHLMC Gold Pool #K30262                                5.000%       11/01/47         247,297
    132,964       FHLMC Gold Pool #N30514                                5.500%       11/01/28         138,398
    348,217       FHLMC Gold Pool #P00024                                7.000%       09/01/32         368,762
     27,032       FHLMC Gold Pool #P50031                                7.000%       08/01/18          28,789
     50,233       FHLMC Gold Pool #P50064                                7.000%       09/01/30          53,498
    119,550       FHLMC Pool #1B1291                                     4.998% (1)   11/01/33         122,792
    540,563       FHLMC Pool #1G0233                                     5.001% (1)   05/01/35         555,537
    116,208       FHLMC Pool #781071                                     5.182% (1)   11/01/33         119,553
     92,629       FHLMC Pool #781804                                     5.058% (1)   07/01/34          95,330
     46,633       FHLMC Pool #781884                                     5.141% (1)   08/01/34          48,110
    109,821       FHLMC Pool #782862                                     5.002% (1)   11/01/34         112,846
    301,343       FHLMC Series 1983 Z                                    6.500%       12/15/23         301,052
    264,764       FHLMC Series 2044 PE                                   6.500%       04/15/28         280,869
    128,754       FNMA Pool #253057                                      8.000%       12/01/29         140,577
     36,785       FNMA Pool #254845                                      4.000%       07/01/13          37,615
     36,961       FNMA Pool #254863                                      4.000%       08/01/13          37,667
     24,337       FNMA Pool #479477                                      6.000%       01/01/29          25,662
     23,940       FNMA Pool #489357                                      6.500%       03/01/29          25,474
     25,523       FNMA Pool #535332                                      8.500%       04/01/30          27,938
    178,888       FNMA Pool #545407                                      5.500%       01/01/32         186,533
     44,465       FNMA Pool #545782                                      7.000%       07/01/32          48,152
     38,464       FNMA Pool #597396                                      6.500%       09/01/31          40,880
    522,780       FNMA Pool #725515                                      5.000%       04/01/19         545,123
     63,198       FNMA Pool #725866                                      4.500%       09/01/34          64,741
    160,026       FNMA Pool #738630                                      5.500%       11/01/33         166,814
    377,952       FNMA Pool #745467                                      5.767% (1)   04/01/36         392,566
    543,109       FNMA Pool #745755                                      5.000%       12/01/35         561,820
    195,250       FNMA Pool #747529                                      4.500%       10/01/33         200,202
    681,358       FNMA Pool #781893                                      4.500%       11/01/31         704,068
     66,874       FNMA Pool #809888                                      4.500%       03/01/35          68,456
    142,310       FNMA Pool #906455                                      5.976% (1)   01/01/37         148,008
    149,686       GNMA II Pool #2630                                     6.500%       08/20/28         159,785
      6,826       GNMA II Pool #2909                                     8.000%       04/20/30           7,401
     17,112       GNMA II Pool #2972                                     7.500%       09/20/30          18,347
      6,148       GNMA II Pool #2973                                     8.000%       09/20/30           6,666
     67,977       GNMA II Pool #3095                                     6.500%       06/20/31          72,493
    197,692       GNMA Pool #374892                                      7.000%       02/15/24         211,549
     43,110       GNMA Pool #376400                                      6.500%       02/15/24          45,518

     66,157       GNMA Pool #379982                                      7.000%       02/15/24          70,794
    182,651       GNMA Pool #393347                                      7.500%       02/15/27         196,925
     71,637       GNMA Pool #410081                                      8.000%       08/15/25          77,759
     35,805       GNMA Pool #427199                                      7.000%       12/15/27          38,418
     15,656       GNMA Pool #436214                                      6.500%       02/15/13          16,511
    101,108       GNMA Pool #448490                                      7.500%       03/15/27         109,010
     51,492       GNMA Pool #458762                                      6.500%       01/15/28          54,963
     63,040       GNMA Pool #460726                                      6.500%       12/15/27          67,108
     25,194       GNMA Pool #463839                                      6.000%       05/15/13          26,562
     16,089       GNMA Pool #488924                                      6.500%       11/15/28          17,173
     14,948       GNMA Pool #510706                                      8.000%       11/15/29          16,261
     72,904       GNMA Pool #581536                                      5.500%       06/15/33          76,215


U.S. GOVERNMENT AGENCIES-- 3.9%
$   225,000       Citigroup, Inc. (FDIC guaranteed)                      2.875%       12/09/11     $   231,563
     65,000       Federal Home Loan Bank                                 5.000%       11/17/17          71,146
    200,000       Federal National Mortgage Association                  6.250%       05/15/29         251,024
    200,000       JPMorgan Chase & Co. (FDIC guaranteed)                 3.125%       12/01/11         207,348
    110,000       Regions Bank (FDIC guaranteed)                         3.250%       12/09/11         114,550


U.S. TREASURIES-- 2.3%
$   110,000       U.S. Treasury Notes                                    3.500%       02/15/10     $   112,806
    135,000       U.S. Treasury Notes                                    4.375%       12/15/10         143,443
    235,000       U.S. Treasury Strip                                    0.000%       02/15/18         179,041
    150,000       U.S. Treasury Strip                                    0.000%       02/15/27          77,218
                                                                                                  ------------
Total U.S. Government Interests (identified cost, $10,981,582)                                    $ 11,402,545
                                                                                                  ------------
TOTAL INVESTMENTS (identified cost, $22,840,609)-- 98.4%                                          $ 22,024,096
OTHER ASSETS, LESS LIABILITIES-- 1.6%                                                                  368,638
                                                                                                  ------------
NET ASSETS-- 100.0%                                                                               $ 22,392,734
                                                                                                  ============



FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(1)  Adjustable rate security. Rate shown is the rate at March 31, 2009.


The Fund did not have any financial instruments outstanding at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009,as determined on a federal income tax basis, were as follows:

     Aggregate cost                              $ 22,930,885
                                                   -----------
     Gross unrealized appreciation               $    599,392

     Gross unrealized depreciation                 (1,506,181)
                                                   -----------

     Net unrealized depreciation                 $   (906,789)
                                                   -----------

Financial Accounting Standards Board Statement of Financial Accounting Standards
No. 157 (FAS 157), "Fair Value Measurements", established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o Level 1 -- quoted prices in active markets for identical investments
     o Level 2 -- other significant  observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 -- significant  unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk ssociated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

     Valuation Inputs                       Investments in Securities

     Level 1 - Quoted Prices                       $      -
     Level 2 - Other Significant Observable Inputs  22,024,096
     Level 3 - Significant Unobservable Inputs            -
                                                   -----------
     Total                                         $22,024,096
                                                   ===========

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For  information on the Fund's policy regarding  valuation of investments  and other significant  accounting  policies, please refer to the Fund's most recent
financial   statements  included  in  its  semiannual   or  annual  report  to
shareholders.

WRIGHT CURRENT INCOME FUND (WCIF)
-------------------------------------------------------------------------------
Portfolio of Investments - As of March 31, 2009 (Unaudited)


Face                                                                    Coupon        Maturity
Amount            Description                                            Rate           Date           Value
--------------------------------------------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES-- 2.9%
$   232,111       Bear Stearns Adj. Rate Mortgage Trust,
                    Series 2003-4, Class 3A1                             4.963%(1)    07/25/33     $   194,910
    720,216       Chase Mortgage Finance Corporation,
                    Series 2003-S13, Class A16                           5.000%       11/25/33         686,003
    461,184       Countrywide Home Loans, Series 2006-J1, Class 3A1      6.000%       02/25/36         264,490
                                                                                                    -----------
Total Non-Agency Mortgage-Backed Securities (identified cost, $1,355,781)-- 2.9%                   $ 1,145,403
                                                                                                    -----------



AGENCY MORTGAGE-BACKED SECURITIES-- 95.0%
$   457,253       FHLMC Gold Pool #B12271                                5.000%       02/01/19     $   477,796
     37,877       FHLMC Gold Pool #C00548                                7.000%       08/01/27          41,149
    114,976       FHLMC Gold Pool #C00778                                7.000%       06/01/29         124,869
    179,617       FHLMC Gold Pool #C47318                                7.000%       09/01/29         196,565
    334,045       FHLMC Gold Pool #C90580                                6.000%       09/01/22         351,933
     74,816       FHLMC Gold Pool #D81642                                7.500%       08/01/27          81,655
    143,888       FHLMC Gold Pool #D82572                                7.000%       09/01/27         156,320
     79,972       FHLMC Gold Pool #E00678                                6.500%       06/01/14          83,183
     83,306       FHLMC Gold Pool #E00721                                6.500%       07/01/14          86,664
     81,544       FHLMC Gold Pool #E81704                                8.500%       05/01/15          93,547
    460,688       FHLMC Gold Pool #E88471                                7.500%       01/01/17         486,837
    123,221       FHLMC Gold Pool #E90181                                6.500%       06/01/17         129,315
     93,305       FHLMC Gold Pool #G00812                                6.500%       04/01/26          99,435
    604,826       FHLMC Gold Pool #G02478                                5.500%       12/01/36         628,387
    190,287       FHLMC Pool #2176 OJ                                    7.000%       08/15/29         200,039
    108,242       FHLMC Pool #2201 C                                     8.000%       11/15/29         115,665
    233,409       FHLMC Pool #2259 ZM                                    7.000%       10/15/30         246,967
    209,505       FHLMC Pool #2410 NG                                    6.500%       02/15/32         223,351
    221,599       FHLMC Pool #2457 PE                                    6.500%       06/15/32         234,793
     84,047       FHLMC Pool #845830                                     5.635%(1)    07/01/24          85,867
    193,736       FHLMC Series 4                                         8.000%       12/25/22         209,042
    327,954       FHLMC Series 15                                        7.000%       07/25/23         350,396
    111,916       FHLMC Series 23                                        6.500%       11/25/23         119,882
    744,674       FNMA Pool #252034                                      7.000%       09/01/28         800,345
     88,840       FNMA Pool #254305                                      6.500%       05/01/22          94,378
     12,464       FNMA Pool #254505                                      5.000%       11/01/09          12,541
    299,377       FNMA Pool #254588                                      6.000%       12/01/22         315,942
    147,068       FNMA Pool #255068                                      6.000%       01/01/24         155,050
    965,114       FNMA Pool #256600                                      5.500%       02/01/27       1,006,370
    212,724       FNMA Pool #313953                                      7.000%       12/01/17         229,890
    169,552       FNMA Pool #532204                                      7.000%       02/01/20         182,929
     82,379       FNMA Pool #535131                                      6.000%       03/01/29          86,863
    119,616       FNMA Pool #535817                                      7.000%       04/01/31         128,939
    103,930       FNMA Pool #545133                                      6.500%       12/01/28         110,594
    383,813       FNMA Pool #622479                                      5.500%       12/01/16         403,272
    423,820       FNMA Pool #673315                                      5.500%       11/01/32         441,932
    901,875       FNMA Pool #681270                                      5.000%       01/01/18         943,521
    405,188       FNMA Pool #725226                                      6.500%       07/01/18         425,544
    783,082       FNMA Pool #725419                                      4.500%       10/01/33         802,942
     62,310       FNMA Pool #733750                                      6.310%       10/01/32          65,888
    506,830       FNMA Pool #735861                                      6.500%       09/01/33         538,977
    247,433       FNMA Pool #745630                                      5.500%       01/01/29         259,553
  1,025,956       FNMA Pool #756831                                      5.000%       12/01/18       1,072,370
    315,278       FNMA Pool #801357                                      5.500%       08/01/34         328,751
    410,344       FNMA Pool #871394                                      7.000%       04/01/21         431,402

$   424,329       FNMA Pool #888129                                      5.500%       02/01/37     $   441,004
    658,493       FNMA Pool #888339                                      4.500%       04/01/37         674,061
    647,781       FNMA Series 2000-T6, Class A1                          7.500%       06/25/30         684,900
  1,185,553       FNMA Series 2002-T4, Class A2                          7.000%       12/25/41       1,244,653
    280,755       FNMA Series 2003-W3, Class 2A5                         5.356%       06/25/42         286,816
    376,805       FNMA Series G93-5, Class Z                             6.500%       02/25/23         406,819
     97,921       GNMA I Pool #448970                                    8.000%       08/15/27         106,423
    437,488       GNMA I Pool #487108                                    6.000%       04/15/29         460,641
    740,815       GNMA I Pool #503405                                    6.500%       04/15/29         788,908
    255,345       GNMA I Pool #509930                                    5.500%       06/15/29         267,651
    423,415       GNMA I Pool #509965                                    5.500%       06/15/29         443,821
    168,990       GNMA I Pool #623190                                    6.000%       12/15/23         178,536
    570,937       GNMA I Pool #675363                                    6.000%       01/15/35         598,297
  2,052,588       GNMA I Pool #697850                                    5.000%       02/15/39       2,132,874
    525,284       GNMA I Pool #704107                                    5.000%       12/15/23         552,547
    288,995       GNMA I Pool #780492                                    7.000%       09/15/24         309,108
    165,747       GNMA I Pool #782375                                    6.000%       06/15/18         174,413
     26,795       GNMA II Pool #723                                      7.500%       01/20/23          28,788
      3,043       GNMA II Pool #1596                                     9.000%       04/20/21           3,288
     40,626       GNMA II Pool #2268                                     7.500%       08/20/26          43,617
    132,179       GNMA II Pool #2442                                     6.500%       06/20/27         141,103
      4,660       GNMA II Pool #2855                                     8.500%       12/20/29           5,082
    233,438       GNMA II Pool #3284                                     5.500%       09/20/32         243,604
    519,455       GNMA II Pool #3388                                     4.500%       05/20/33         533,204
    113,757       GNMA II Pool #3401                                     4.500%       06/20/33         116,768
    168,678       GNMA II Pool #3554                                     4.500%       05/20/34         172,984
    886,527       GNMA II Pool #3556                                     5.500%       05/20/34         924,276
    492,038       GNMA II Pool #3689                                     4.500%       03/20/35         504,134
    272,419       GNMA II Pool #4149                                     7.500%       05/20/38         286,439
    984,476       GNMA II Pool #4308                                     5.000%       12/20/38       1,017,087
     88,887       GNMA II Pool #81161                                    5.500%       11/20/34          89,908
    111,542       GNMA II Pool #601135                                   6.310%       09/20/32         118,446
    127,621       GNMA II Pool #601255                                   6.310%       01/20/33         134,419
    108,530       GNMA II Pool #608120                                   6.310%       01/20/33         114,312
    473,916       GNMA II Pool #648541                                   6.000%       10/20/35         494,973
      1,387       GNMA Pool #176992                                      8.000%       11/15/16           1,488
      2,085       GNMA Pool #177784                                      8.000%       10/15/16           2,236
     10,291       GNMA Pool #192357                                      8.000%       04/15/17          11,068
      6,515       GNMA Pool #194057                                      8.500%       04/15/17           7,047
      2,222       GNMA Pool #194287                                      9.500%       03/15/17           2,430
      1,164       GNMA Pool #196063                                      8.500%       03/15/17           1,260
      6,383       GNMA Pool #211231                                      8.500%       05/15/17           6,904
      1,219       GNMA Pool #212601                                      8.500%       06/15/17           1,318
      1,676       GNMA Pool #220917                                      8.500%       04/15/17           1,812
      6,073       GNMA Pool #223348                                     10.000%       08/15/18           6,697
      5,489       GNMA Pool #228308                                     10.000%       01/15/19           6,052
      2,570       GNMA Pool #230223                                      9.500%       04/15/18           2,817
      3,669       GNMA Pool #260999                                      9.500%       09/15/18           4,021
      5,201       GNMA Pool #263439                                     10.000%       02/15/19           5,716
      1,355       GNMA Pool #265267                                      9.500%       08/15/20           1,492
      1,654       GNMA Pool #266983                                     10.000%       02/15/19           1,818
        767       GNMA Pool #286556                                      9.000%       03/15/20             831

 $    2,040       GNMA Pool #301366                                      8.500%       06/15/21     $     2,211
      4,453       GNMA Pool #302933                                      8.500%       06/15/21           4,826
     10,499       GNMA Pool #308792                                      9.000%       07/15/21          11,383
      1,826       GNMA Pool #314222                                      8.500%       04/15/22           1,975
      3,321       GNMA Pool #315187                                      8.000%       06/15/22           3,574
     10,592       GNMA Pool #315754                                      8.000%       01/15/22          11,399
     25,219       GNMA Pool #319441                                      8.500%       04/15/22          27,285
      7,681       GNMA Pool #325165                                      8.000%       06/15/22           8,266
      8,812       GNMA Pool #335950                                      8.000%       10/15/22           9,484
    167,527       GNMA Pool #346987                                      7.000%       12/15/23         179,156
     70,706       GNMA Pool #352001                                      6.500%       12/15/23          74,408
     25,319       GNMA Pool #352110                                      7.000%       08/15/23          27,077
     48,484       GNMA Pool #368238                                      7.000%       12/15/23          51,850
     48,184       GNMA Pool #372379                                      8.000%       10/15/26          52,336
     57,886       GNMA Pool #396537                                      7.490%       03/15/25          62,318
     43,260       GNMA Pool #399726                                      7.490%       05/15/25          46,572
    132,090       GNMA Pool #399788                                      7.490%       09/15/25         142,202
     29,231       GNMA Pool #399958                                      7.490%       02/15/27          31,507
     30,899       GNMA Pool #399964                                      7.490%       04/15/26          33,288
     60,321       GNMA Pool #410215                                      7.500%       12/15/25          64,964
      7,265       GNMA Pool #414736                                      7.500%       11/15/25           7,824
     36,731       GNMA Pool #420707                                      7.000%       02/15/26          39,396
     20,068       GNMA Pool #421829                                      7.500%       04/15/26          21,626
     11,067       GNMA Pool #431036                                      8.000%       07/15/26          12,020
     14,587       GNMA Pool #431612                                      8.000%       11/15/26          15,844
     29,189       GNMA Pool #438004                                      7.490%       11/15/26          31,446
      8,294       GNMA Pool #442190                                      8.000%       12/15/26           9,008
     14,601       GNMA Pool #449176                                      6.500%       07/15/28          15,586
     32,997       GNMA Pool #462623                                      6.500%       03/15/28          35,222
    260,422       GNMA Pool #471369                                      5.500%       05/15/33         272,251
     24,922       GNMA Pool #475149                                      6.500%       05/15/13          26,283
    137,787       GNMA Pool #489377                                      6.375%       03/15/29         146,302
     37,682       GNMA Pool #524811                                      6.375%       09/15/29          40,011
     27,710       GNMA Pool #538314                                      7.000%       02/15/32          29,621
    284,046       GNMA Pool #595606                                      6.000%       11/15/32         298,989
     32,441       GNMA Pool #602377                                      4.500%       06/15/18          33,924
     37,408       GNMA Pool #603377                                      4.500%       01/15/18          39,118
    168,228       GNMA Pool #616829                                      5.500%       01/15/25         177,520
    469,662       GNMA Pool #624600                                      6.150%       01/15/34         493,229
    102,993       GNMA Pool #640940                                      5.500%       05/15/35         107,510
     91,950       GNMA Pool #658267                                      6.500%       02/15/22          96,837
     48,448       GNMA Pool #780429                                      7.500%       09/15/26          52,194
    167,164       GNMA Pool #780977                                      7.500%       12/15/28         180,169
    427,299       GNMA Pool #781120                                      7.000%       12/15/29         459,128
  1,132,708       GNMA Series 1999-4, Class ZB                           6.000%       02/20/29       1,199,758
    411,745       GNMA Series 2000-14, Class PD                          7.000%       02/16/30         441,669
    357,561       GNMA Series 2001-4, Class PM                           6.500%       03/20/31         377,633
    200,071       GNMA Series 2002-7, Class PG                           6.500%       01/20/32         210,762
    443,810       GNMA Series 2002-22, Class GF                          6.500%       03/20/32         473,884
    304,867       GNMA Series 2002-40, Class UK                          6.500%       06/20/32         324,734
    244,740       GNMA Series 2002-45, Class QE                          6.500%       06/20/32         261,356
  1,729,246       GNMA Series 2002-47, Class PG                          6.500%       07/16/32       1,845,926

$   440,520       Vendee Mortgage Trust, Series 1996-1, Class 1Z         6.750%       02/15/26     $   471,209
    356,664       Vendee Mortgage Trust, Series 1998-1, Class 2E         7.000%       09/15/27         379,296
                                                                                                  ------------
Total Agency Mortgage-Backed Securities (identified cost, $36,568,706)-- 95.0%                     $37,923,927
                                                                                                  ------------


TOTAL INVESTMENTS (identified cost, $37,924,487)-- 97.9%                                          $ 39,069,330

OTHER ASSETS, LESS LIABILITIES-- 2.1%                                                                  852,064
                                                                                                  ------------


NET ASSETS-- 100.0%                                                                               $ 39,921,394
                                                                                                  ============




FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

(1)  Adjustable rate security. Rate shown is the rate at period end.



The Fund did not have any financial instruments outstanding at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009,as determined on a federal income tax basis, were as follows:

     Aggregate cost                              $ 37,836,214
                                                   -----------

     Gross unrealized appreciation               $  1,469,946

     Gross unrealized depreciation                   (236,830)
                                                   -----------

     Net unrealized appreciation                 $   1,233,116
                                                   -----------


Financial Accounting Standards Board Statement of Financial Accounting Standards
No. 157 (FAS 157), "Fair Value Measurements", established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

     o  Level 1 -- quoted prices in active markets for identical investments
     o  Level 2 -- other significant  observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o  Level 3 -- significant  unobservable  inputs  (including a fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund's investments, which are carried at value, were as follows:

    Valuation Inputs                       Investments in Securities
    ----------------------------------------------------------------
    Level 1 - Quoted Prices                     $       -
    Level 2 - Other Significant Observable Inputs   39,069,330
    Level 3 - Significant Unobservable Inputs           -
                                                   -----------
     Total                                       $  39,069,330
                                                   -----------


The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For  information on the Fund's policy  regarding  valuation of  investments  and other significant  accounting  policies,  please refer to the Fund's most recent
financial   statements   included  in  its   semiannual   or  annual  report  to
shareholders.

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Income Trust (On behalf of Wright Total Return Bond Fund and Wright Current Income Fund).



By:      /s/ Peter M. Donovan
         --------------------
         Peter M. Donovan
         President

Date:    May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Barbara E. Campbell
         ------------------------
         Barbara E. Campbell
         Treasurer

Date:    May 21, 2009


By:      /s/ Peter M. Donovan
         ---------------------
         Peter M. Donovan
         President

Date:    May 20, 2009